SUBSEQUENT EVENTS (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended
	Feb. 15, 2022	Jun. 30, 2022	Jun. 30, 2021
Subsequent Event [Line Items]
Dividends		$ 0	$ 0
Common Stock [Member] | Subsequent Event [Member] | Bitech Mining Corporation [Member]
Subsequent Event [Line Items]
Number of shares issued	905,000
Share issued price	$ 0.40
Number of shares issued, value	$ 362,000